PREPAYMENT FOR ACQUISITION OF PROPERTY (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
Prepayment For Property, Plant and Equipment
	As of December 31
	2015	2016
	RMB	RMB

Prepayment for acquisition of property	-	71,024